Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time deposits by year of maturity
2013	$ 437,006
2014	90,465
2015	76,362
2016	32,013
2017	61,415
Thereafter	625
Total	$ 697,886